NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	1,325,523	2,810,210	2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,200,912,670	1,139,377,763
Net income per share attributable to ordinary shareholders of the Company - basic	1.28	2.34	2.57
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	1,325,523	2,810,210	2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,200,912,670	1,139,377,763
Dilutive effect of share options and restricted share units	13,277,287	18,759,838	11,643,934
Weighted average number of ordinary shares outstanding - diluted	1,050,143,014	1,219,672,508	1,151,021,697
Net income per share attributable to ordinary shareholders of the Company - diluted	1.26	2.30	2.54